Cover	Feb. 14, 2022
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 14, 2022
Entity File Number	001-35947
Entity Registrant Name	STAR EQUITY HOLDINGS, INC.
Entity Central Index Key	0000707388
Entity Tax Identification Number	33-0145723
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	53 Forest Ave.
Entity Address, Address Line Two	Suite 101
Entity Address, City or Town	Old Greenwich
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06870
City Area Code	203
Local Phone Number	489-9500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not Applicable
Common Stock, par value $0.0001 per share
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	STRR
Security Exchange Name	NASDAQ
Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Title of 12(b) Security	Series A Cumulative Perpetual Preferred Stock, par value $0.0001 per share
Trading Symbol	STRRP
Security Exchange Name	NASDAQ